Shareholders' Equity and Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended
	Jul. 02, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 27, 2011	Dec. 31, 2011 Continuing operations [Member]	Jan. 01, 2011 Continuing operations [Member]	Jan. 02, 2010 Continuing operations [Member]	Dec. 31, 2011 Director [Member]	Jan. 01, 2011 Director [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2011 Employee Stock Option [Member] Y	Jan. 01, 2011 Employee Stock Option [Member]	Jan. 02, 2010 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member] Director [Member]	Dec. 31, 2011 Performance Units [Member] Y	Jan. 01, 2011 Performance Units [Member]	Jan. 02, 2010 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member] Minimum [Member]	Jan. 01, 2011 Performance Units [Member] Minimum [Member]	Jan. 02, 2010 Performance Units [Member] Minimum [Member]	Dec. 31, 2011 Performance Units [Member] Maximum [Member]	Jan. 01, 2011 Performance Units [Member] Maximum [Member]	Jan. 02, 2010 Performance Units [Member] Maximum [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2005 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested period									three-year	two-year	four-year
Pre tax stock based compensation expense		$ 39.6	$ 35.2	$ 25.8		$ 37.1	$ 31.4	$ 23.2
Unrecognized compensation cost related to share based compensation cost												17.0				13.0									0.1		21.0
Unrecognized compensation cost weighted average recognition period in years												2				2									0.5		2.0
Total tax benefit related to stock-based compensation		13.6	11.9	8.5
Number of units, granted																341,000										30,000	599,300
Actual number of shares issued can range from 0% to 200% of the target shares at the time of grant																0% to 200% of the target shares at the time of grant	0% to 200% of the target shares at the time of grant	0% to 200% of the target shares at the time of grant
Percentage of actual number of shares issued at time of grant																			0.00%	0.00%	0.00%	200.00%	200.00%	200.00%
Vesting period, maximum for granting restricted stock units																											5
Vesting period, minimum for granting restricted stock unit																											3
Expected dividend yield period												12 months
Stock option granted to directors and employees															no less than 100%
Share based compensation arrangement by share based payment award stock options risk free												52-week average of the Treasury-Bond rate
Tax deductions associated with options exercises												0.9	0.6	0.1
Shareholders' Equity and Stock-Based Compensation (Textual) [Abstract]
Additional shares authorized for repurchase		5,000,000
Preferred stock, par value		$ 1
Preferred stock, shares outstanding		0
Common stock, par value		$ 1	$ 1
Common stock, shares authorized		400,000,000	400,000,000
Number of shares authorized for issuance under stock plan		18,000,000
Number of employee stock benefit trust shares released for employee benefit obligations	1,000,000		4,300,000
Fair value of ESBT shares released for employee benefit obligations		31.4	163.0
Repurchase of common stock		300,000	2,700,000
Repurchase of common stock, value		13.5	108.7
Number of shares available for repurchase		6,000,000
Stock based compensation expense capitalized		0	0	0
Weighted-average fair value per share of options granted		$ 9.45	$ 8.76	$ 6.57
Total intrinsic value of stock options exercised		2.9	1.9	0.2
Cash received on option exercises		$ 3.9	$ 2.5	$ 0.6
Preferred Stock Shares Authorized					5,000,000
Share-based compensation arrangement by share-based payment award, method of measuring cost of award		Straight-Line